Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 3,103,663	$ 443,818	¥ 3,038,889
Accumulated depreciation	(773,240)	(110,572)	(674,833)
Property and equipment net excluding construction in process	2,330,423	333,246	2,364,056
Construction in progress	26,017	3,720	18,191
Property and equipment, net	2,356,440	336,966	2,382,247
Building
Property and equipment, net
Property and equipment, gross	2,531,411	361,987	2,478,741
Leasehold and building improvements
Property and equipment, net
Property and equipment, gross	197,308	28,215	175,037
Furniture, fixtures, and equipment
Property and equipment, net
Property and equipment, gross	133,783	19,131	150,902
Motor vehicles
Property and equipment, net
Property and equipment, gross	3,374	482	7,015
Software
Property and equipment, net
Property and equipment, gross	¥ 237,787	$ 34,003	¥ 227,194